LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP VALUE FUND
                      LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                            LOOMIS SAYLES VALUE FUND
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (the "Funds")

   Supplement dated November 23, 2005 to the Loomis Sayles Funds Retail Equity Prospectus dated February 1, 2005, as may be supplemented from time to time


                                    ALL FUNDS

The last paragraph of the sub-section "Principal Investment Strategies" within the "Risk/Return Summary" section of the prospectus is amended and restated as follows with regard to the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").

The last paragraph of the sub-section "Principal Investment Strategies" within the "Risk/Return Summary" section of the prospectus is amended and restated as follows with regard to the Loomis Sayles Small Cap Value Fund:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").


                          LOOMIS SAYLES WORLDWIDE FUND

At a meeting held on November 18, 2005, the Board of Trustees of Loomis Sayles Funds II approved a change in the name of the Loomis Sayles Worldwide Fund to the "Loomis Sayles Global Markets Fund," effective February 1, 2006. On such date, Institutional Class shares of the Fund will be redesignated as Class Y shares of the Fund. Expenses relating to this class will not change as a result of the redesignation. Effective February 1, 2006, the Fund will no longer be offered through this prospectus.

Effective February 1, 2006, the primary broad based index for the Loomis Sayles Worldwide Fund will change from the Standard & Poor's 500 Index to the Morgan Stanley Capital International World Index. The Morgan Stanley Capital International World Index measures global developed market equity performance. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Morgan Stanley Capital International World Index for the period ended December 31, 2004 are 15.25%, -2.05% and 6.68%, respectively. Also effective February 1, 2006, a secondary broad based index, the Citigroup World Government Bond Index, will be added. The Citigroup World Government Bond Index measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Citigroup World Government Bond Index for the period ended December 31, 2004 are 10.35%, 8.79% and 6.93%, respectively.

                                                                   M-LSSP43-1105

                           LOOMIS SAYLES RESEARCH FUND
                            LOOMIS SAYLES GROWTH FUND
                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND

     Supplement dated November 23, 2005 to the IXIS Advisor Equity Funds Classes A, B, and C Prospectus dated February 1, 2005 as revised May 1, 2005, IXIS Advisor Equity Funds Class Y Prospectus dated February 1, 2005, IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005, IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005 and the Loomis Sayles Investment Grade Bond Fund Class J shares Prospectus dated February 1, 2005, each as may be revised and supplemented from time to time


THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "GOALS, STRATEGIES & RISKS" SECTION OF EACH PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO EACH FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights").

                                                                      SP285-1105

                        LOOMIS SAYLES RETAIL INCOME FUNDS
                        LOOMIS SAYLES INSTITUTIONAL FUNDS
                      LOOMIS SAYLES SECURITIZED ASSET FUND

   Supplement dated November 23, 2005 to the Loomis Sayles Retail Income Funds Prospectus dated February 1, 2005, Loomis Sayles Institutional Funds Prospectus dated February 1, 2005 and Loomis Sayles Securitized Asset Fund Prospectus dated
    July 1, 2005, each as may be revised and supplemented from time to time

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF EACH PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES BOND FUND, LOOMIS SAYLES GLOBAL BOND FUND, LOOMIS SAYLES FIXED INCOME FUND, LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND, LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND, LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND AND LOOMIS SAYLES SECURITIZED ASSET FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").

                                                                    MLSSP44-1105